Revenue from services provided	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue from services provided
20	Revenue from services provided

20.1	Disaggregation of revenue from contracts with customers
The Group revenue derives mainly from the transfer of services rendered and fees charged as services are provided, therefore, mostly recognized over time. Disaggregation of revenue by major product lines are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Subscriptions	129,292	100,611	63,163
Tax on subscriptions	(10,826)	(7,245)	(4,874)

Revenue from subscriptions	118,466	93,366	58,289

Services provided	8,154	5,599	3,329
Taxes on services	(847)	(289)	(291)

Revenue from services	7,307	5,310	3,038

Revenue from subscription and services	125,773	98,676	61,327

20.2	Contract assets and deferred revenue related to contracts with customers
The Group has recognized the following contract assets and deferred revenue related to contracts with customers:

	December 31, 2021	December 31, 2020
Contract assets relating to subscription	22,151	13,196
Contract assets relating to services	2,917	1,226
Loss allowance	(150)	(229)

Total contract assets	24,918	14,193

Current	18,775	14,193

Non-current	6,143	—

Deferred revenue – subscription	30,735	18,263
Deferred revenue – services	2,067	912

Total deferred revenue	32,802	19,175

Current	16,598	14,170

Non-current	16,204	5,005

Contract assets refer to consulting and subscription services to be invoiced in future periods according to the terms and conditions of the contracts.
Deferred revenue refers to vouchers from subscription contracts and consulting services. Refer to Note 2.20 for further details of voucher fees.